United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/14

Date of Reporting Period: Six months ended 08/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2013
Share Class	Ticker
Institutional	FHTIX
Service	FHYTX

Federated High Yield Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	14.0%
Health Care	9.4%
Energy	7.2%
Media Non-Cable	7.0%
Food & Beverage	5.6%
Automotive	5.0%
Packaging	4.9%
Retailers	4.9%
Financial Institutions	4.1%
Industrial	3.7%
Consumer Products	3.6%
Utilities	3.5%
Other[3]	22.5%
Derivative Contracts[4,5]	0.0%
Cash Equivalents[6]	3.4%
Other Assets and Liabilities—Net[7]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—81.6%
		Aerospace/Defense—0.7%
$750,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$746,250
1,275,000		TransDigm, Inc., 5.50%, 10/15/2020	1,249,500
1,100,000	[1,2]	TransDigm, Inc., 7.50%, 7/15/2021	1,168,750
		TOTAL	3,164,500
		Automotive—4.2%
1,175,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	1,213,187
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	502,312
600,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	613,500
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	924,750
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	524,875
900,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	992,250
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	376,250
400,000		Delphi Corp., 5.00%, 2/15/2023	408,500
800,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	556,000
650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	723,125
1,050,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,076,250
250,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	241,875
1,175,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,311,594
400,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	376,000
900,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	933,750
725,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	685,125
1,200,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,254,000
375,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	420,000
1,225,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	1,365,875
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	404,063
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	404,063
516,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	563,730
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$2,225,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	$2,291,750
		TOTAL	18,162,824
		Building Materials—2.8%
125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	121,563
625,000		Anixter International, Inc., 5.625%, 5/1/2019	648,437
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	318,750
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	266,250
500,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	527,500
1,050,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,136,625
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	876,000
1,150,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,204,625
225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	247,500
1,600,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	1,740,000
105,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	111,038
1,007,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,082,525
1,100,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	1,146,750
650,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	666,250
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,365,000
725,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	801,125
		TOTAL	12,259,938
		Chemicals—2.0%
225,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	222,750
175,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	164,063
700,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	654,500
600,000		Chemtura Corp., 5.75%, 7/15/2021	595,500
1,425,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,464,187
125,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	116,406
175,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	165,156
450,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	446,625
1,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,155,937
675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	671,625
825,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	789,938
600,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	622,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$400,000	[1,2]	Nova Chemicals Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	$400,250
575,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	606,625
350,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	344,750
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	363,601
		TOTAL	8,784,413
		Construction Machinery—0.4%
250,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	277,500
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,292,500
		TOTAL	1,570,000
		Consumer Products—3.0%
1,900,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	2,009,250
450,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	463,500
875,000	[1,2]	First Quality Finance Co., Inc., 4.625%, 5/15/2021	818,125
1,375,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	1,419,687
1,080,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	1,159,650
525,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	563,062
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	456,875
2,050,000		ServiceMaster Co., 7.00%, 8/15/2020	1,886,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	266,063
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	100,000
625,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	600,781
200,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	207,500
125,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	137,813
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	901,000
425,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	420,750
1,400,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,312,500
275,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	286,688
		TOTAL	13,009,244
		Energy—6.4%
650,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	4,875
1,300,000		Antero Resources Corp., 6.00%, 12/1/2020	1,303,250
950,000		Approach Resources, Inc., 7.00%, 6/15/2021	966,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$425,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	$431,375
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	279,813
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,153,125
375,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	377,812
675,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	673,313
175,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	175,000
1,350,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,468,125
1,225,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	1,237,250
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	788,562
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	540,750
750,000		Concho Resources, Inc., 5.50%, 4/1/2023	731,250
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	413,437
475,000		Continental Resources, Inc., 4.50%, 4/15/2023	469,063
200,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	213,500
1,050,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	1,160,250
443,230	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	454,311
325,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	339,625
725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	810,187
475,000		Forest Oil Corp., 7.50%, 9/15/2020	458,375
900,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	897,750
450,000		Halcon Resources Corp., Sr. Unsecd. Note, 9.75%, 7/15/2020	466,875
200,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	199,000
575,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	560,625
1,175,000	[1,2]	Linn Energy LLC, Series 144A, 6.25%, 11/1/2019	1,086,875
275,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	259,875
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	555,500
375,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	240,000
1,475,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,430,750
650,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	663,000
1,025,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,083,937
350,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	358,750
875,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	928,594
375,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	398,885
325,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	319,313
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—continued
$450,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	$419,625
725,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	725,000
800,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	808,000
225,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	244,688
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	264,375
1,300,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	1,384,500
		TOTAL	27,745,790
		Entertainment—0.7%
425,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	467,500
625,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	599,219
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	117,500
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	757,750
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
250,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	271,563
925,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	876,437
		TOTAL	3,089,969
		Environmental—0.2%
625,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	662,500
		Financial Institutions—4.0%
975,000		Ally Financial, Inc., 3.50%, 7/18/2016	983,531
75,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	84,656
425,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	490,875
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	549,219
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	866,000
1,425,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,531,636
850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	898,671
450,000		CIT Group, Inc., 5.00%, 5/15/2017	469,125
1,375,000		CIT Group, Inc., 5.25%, 3/15/2018	1,426,562
175,000		CIT Group, Inc., 5.375%, 5/15/2020	176,750
325,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	352,625
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	558,938
825,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	772,366
175,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	174,891
125,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 3.25%, 5/15/2018	120,313
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$150,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 4.25%, 5/15/2023	$135,375
775,000		International Lease Finance Corp., 4.625%, 4/15/2021	706,703
1,250,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,209,375
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	555,762
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	501,750
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,765,062
750,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	772,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	234,563
2,175,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	2,147,812
		TOTAL	17,485,060
		Food & Beverage—5.1%
2,475,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	2,536,875
675,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	628,594
300,000		Constellation Brands, Inc., 4.25%, 5/1/2023	276,000
675,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	767,812
2,525,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	2,638,625
2,475,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	2,345,062
1,725,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,901,812
1,875,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,940,625
1,600,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	1,496,000
450,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	475,875
1,050,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,078,875
150,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	150,938
1,350,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	1,350,000
475,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	536,750
3,850,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,071,375
		TOTAL	22,195,218
		Gaming—2.7%
875,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	927,500
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	483,750
600,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	574,875
775,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	776,938
1,850,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,974,875
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	460,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	$338,250
1,250,000	[1,2]	Mohegan Tribal Gaming Authority, Series 144A, 9.75%, 9/1/2021	1,278,125
350,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	364,875
1,375,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	1,378,437
831,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	897,480
840,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	898,800
1,425,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,474,875
		TOTAL	11,828,905
		Health Care—8.8%
1,200,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,236,000
1,775,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	1,779,437
1,475,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,456,562
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	252,813
125,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	135,938
800,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	844,000
725,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	721,375
1,475,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,602,219
800,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	870,000
2,525,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	2,695,437
375,000		HCA, Inc., 6.25%, 2/15/2021	376,875
500,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	517,500
725,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	708,688
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	782,750
2,975,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,242,750
875,000		Hologic, Inc., 6.25%, 8/1/2020	916,562
1,700,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	1,734,000
1,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,078,687
625,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	665,625
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	1,135,000
1,300,000	[1,2]	MPH Intermediate Holding Company 2, Sr. Note, 8.375%, 8/1/2018	1,330,875
1,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,724,375
275,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	303,875
1,200,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, 4.375%, 10/1/2021	1,090,500
675,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	622,688
875,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	969,062
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,100,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	$1,149,500
1,600,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,672,000
325,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	345,719
2,650,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	2,848,750
1,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,300,031
825,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	880,688
		TOTAL	37,990,281
		Industrial - Other—3.0%
1,050,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,023,750
775,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	824,406
750,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	821,250
875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	859,688
675,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	653,063
1,550,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,612,000
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	738,500
400,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	392,000
325,000		Mastec, Inc., 4.875%, 3/15/2023	302,250
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	549,938
225,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	229,500
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	324,000
1,075,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,115,312
80,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	87,600
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,105,906
1,425,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,549,687
1,025,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,032,687
		TOTAL	13,221,537
		Lodging—0.2%
300,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	310,500
375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	367,031
		TOTAL	677,531
		Media - Cable—1.7%
650,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	601,250
1,000,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,002,500
500,000		Charter Communications Holdings II, 5.125%, 2/15/2023	451,250
175,000		Charter Communications Holdings II, 5.75%, 1/15/2024	162,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Cable—continued
$175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	$188,125
1,600,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	1,500,000
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,168,750
175,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	178,063
1,975,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	1,945,375
225,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	224,437
		TOTAL	7,422,500
		Media - Non-Cable—5.9%
575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	638,250
375,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	353,438
450,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	463,500
2,025,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,933,875
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	299,250
150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	149,625
1,450,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,460,875
800,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	804,000
1,150,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,288,000
975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	994,500
1,200,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	1,188,000
975,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	1,109,062
900,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	930,375
1,075,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	1,127,406
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	710,125
700,000	[1,2]	Intelsat Jackson Holdings S.A., Gtd. Sr. Note, Series 144A, 5.50%, 8/1/2023	652,750
850,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	852,125
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	754,250
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	813,750
825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	769,312
200,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	202,500
575,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	549,125
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	355,063
1,450,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,605,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—continued
$425,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	$389,938
575,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	508,875
950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	885,875
1,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,556,250
1,250,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,334,375
750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	819,375
		TOTAL	25,499,719
		Metals & Mining—0.2%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
925,000	[1,2]	Century Aluminum Co., Sr. Secd. Note, 7.50%, 6/1/2021	871,813
125,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	120,000
		TOTAL	991,873
		Packaging—3.9%
1,750,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,876,875
850,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	830,875
1,075,000		Ball Corp., 4.00%, 11/15/2023	964,812
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	218,250
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	275,000
1,000,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	1,065,000
250,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	231,875
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	114,000
650,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	643,500
750,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	780,000
725,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	801,125
2,150,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	2,133,875
475,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	494,000
1,450,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	1,504,375
2,350,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	2,508,625
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	213,750
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	178,000
725,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	722,281
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,335,094
		TOTAL	16,891,312
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurants—1.0%
$1,675,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	$1,871,812
1,125,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	1,288,125
1,300,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,256,938
		TOTAL	4,416,875
		Retailers—4.7%
900,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	929,250
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	949,875
750,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	750,000
775,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	736,250
1,150,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,190,250
1,925,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,968,312
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	551,250
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	582,188
1,300,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,405,625
1,725,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,733,625
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,870,625
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,434,312
1,825,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	1,813,594
1,025,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	1,103,156
325,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	327,031
550,000		Sally Holdings. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	602,250
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,428,295
300,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	298,500
675,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	695,257
		TOTAL	20,369,645
		Services—0.6%
150,000	[1,2]	Garda World Security Corp., Series 144A, 9.75%, 3/15/2017	161,250
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	994,375
750,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	780,000
200,000	[1,2]	Monitronics International, Inc., Sr. Note, Series 144A, 9.125%, 4/1/2020	208,000
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	602,250
		TOTAL	2,745,875
		Technology—11.7%
250,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	253,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$325,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	$307,938
400,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	391,000
575,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	579,313
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,162,187
120,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	125,850
1,775,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,959,156
1,700,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	1,691,500
1,575,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,724,625
575,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	554,875
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,021,250
2,000,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	2,180,000
1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	1,542,375
1,650,000		Epicor Software Corp., 8.625%, 5/1/2019	1,749,000
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,432,125
450,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	463,500
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	359,625
4,525,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	4,694,687
350,000		Flextronics International Ltd., 4.625%, 2/15/2020	342,125
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	337,750
550,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	610,500
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,220,625
550,000		IAC Interactive Corp., 4.75%, 12/15/2022	510,125
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	838,937
1,275,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,310,062
925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,031,375
700,000		Iron Mountain, Inc., 5.75%, 8/15/2024	635,250
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	222,000
1,075,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,032,000
2,100,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,446,500
850,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	949,875
1,250,000		Lender Processing Services, 5.75%, 4/15/2023	1,306,250
600,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	585,000
725,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	598,125
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	430,875
450,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	429,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$475,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	$461,344
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	251,250
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	197,500
1,000,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	957,500
900,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	834,750
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	297,688
1,100,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,196,250
775,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	788,562
1,075,000		Solera Holdings, Inc., Company Guarantee, 6.75%, 6/15/2018	1,147,563
575,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	586,500
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	453,688
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	107,500
1,775,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,917,000
800,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	847,000
1,400,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,519,000
325,000	[1,2]	Verisign, Inc., Sr. Note, 4.625%, 5/1/2023	305,500
800,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	856,000
		TOTAL	50,753,850
		Textile—0.1%
400,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	372,500
		Transportation—0.4%
900,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	920,250
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	294,594
450,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	464,062
		TOTAL	1,678,906
		Utility - Electric—1.0%
540,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	575,100
225,000	[1,2]	Dynegy, Inc., Series 144A, 5.875%, 6/1/2023	208,125
550,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	558,937
650,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 12.25%, 3/1/2022	726,375
325,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	344,094
142,885	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	117,828
375,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	413,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$100,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	$99,750
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	837,000
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	610,937
		TOTAL	4,491,584
		Utility - Natural Gas—2.5%
1,325,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	1,238,875
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	567,875
500,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	570,918
675,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	714,120
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	198,118
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,806,750
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	399,375
425,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	421,813
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	214,500
225,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	205,875
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	358,050
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	169,750
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	292,875
350,000	[1,2]	Regency Energy Partners LP, Sr. Note, 4.50%, 11/1/2023	314,125
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	269,375
1,075,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	1,032,000
275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	256,438
475,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	482,125
512,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	541,440
700,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	701,750
250,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	250,625
		TOTAL	11,006,772
		Wireless Communications—3.1%
875,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	846,563
550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	595,375
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	836,000
1,500,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,597,500
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	989,188
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	380,625
925,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	921,531
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$75,000	[1,2]	MetroPCS Wireless, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2021	$75,094
2,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,382,187
1,925,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,992,375
675,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	789,750
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	324,000
2,050,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,927,000
		TOTAL	13,657,188
		Wireline Communications—0.6%
500,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	506,250
325,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	348,563
225,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	241,875
1,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	1,251,375
200,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	191,000
		TOTAL	2,539,063
		TOTAL CORPORATE BONDS (IDENTIFIED COST $350,356,319)	354,685,372
		COMMON STOCKS—11.1%
		Automotive—0.6%
65,766	[3]	American Axle & Manufacturing Holdings, Inc.	1,264,680
1,774	[3]	Motors Liquidation Co.	53,398
100,780	[3]	Stoneridge, Inc.	1,253,703
		TOTAL	2,571,781
		Building Materials—0.4%
26,000	[3]	Nortek, Inc.	1,740,700
		Chemicals—1.2%
45,556		Axiall Corp.	1,823,607
47,490		Koppers Holdings, Inc.	1,841,187
211,460	[3]	Omnova Solutions, Inc.	1,632,471
		TOTAL	5,297,265
		Consumer Products—0.5%
27,180	[3]	Libbey, Inc.	644,710
22,689		Spectrum Brands Holdings, Inc.	1,373,592
		TOTAL	2,018,302
		Energy—0.8%
34,341	[3]	Basic Energy Services, Inc.	399,729
53,914	[3]	Carrizo Oil & Gas, Inc.	1,847,094
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
75,660		Comstock Resources, Inc.	$1,104,636
		TOTAL	3,351,459
		Food & Beverage—0.4%
69,432		Pinnacle Foods, Inc.	1,881,607
		Gaming—0.5%
94,952	[3]	Pinnacle Entertainment, Inc.	2,248,463
		Health Care—0.4%
717,914	[3]	Radnet, Inc.	1,852,218
		Industrial - Other—0.6%
23,361		Belden, Inc.	1,325,036
55,391	[3,5]	International Wire Group Holdings, Inc.	1,441,274
		TOTAL	2,766,310
		Media - Non-Cable—1.0%
340,859	[3]	Cumulus Media, Inc., Class A	1,636,123
136,674	[3]	Entercom Communication Corp.	1,083,825
1,175,000	[3,5]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	793
97,372		Interpublic Group of Cos., Inc.	1,530,688
		TOTAL	4,251,429
		Metals & Mining—0.4%
223,698	[3]	Century Aluminum Co.	1,747,081
1,842	[3,5]	Royal Oak Ventures, Inc.	0
		TOTAL	1,747,081
		Other—0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging—0.9%
78,391	[3]	Berry Plastics Group, Inc.	1,803,777
34,900		Greif, Inc., Class A	1,880,063
		TOTAL	3,683,840
		Paper—1.2%
27,760	[3]	Clearwater Paper Corp.	1,323,041
233,854	[3]	Graphic Packaging Holding Co.	1,943,327
16,709		Rock-Tenn Co.	1,856,537
		TOTAL	5,122,905
		Retailers—0.1%
16,426	[3]	Express, Inc.	344,782
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—2.1%
2,904		Apple, Inc.	$1,414,394
38,868		IAC Interactive Corp.	1,908,030
80,289	[3]	IGATE Capital Corp.	1,874,748
77,998	[3]	Magnachip Semiconductor Corp.	1,595,059
124,989	[3]	Spansion, Inc.	1,296,136
76,285	[3]	Viasystems Group, Inc.	1,077,144
		TOTAL	9,165,511
		TOTAL COMMON STOCKS (IDENTIFIED COST $45,954,284)	48,043,653
		PREFERRED STOCK—0.1%
		Finance - Commercial—0.1%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,344)	525,891
		WARRANTS—0.1%
		Automotive—0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	158,441
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	110,317
		TOTAL WARRANTS (IDENTIFIED COST $760,353)	268,758
		EXCHANGE-TRADED FUNDS—0.9%
		Financial Services—0.9%
21,203		iShares MSCI EAFE ETF	1,254,582
16,900		iShares Russell 1000 Growth ETF	1,269,697
17,400		iShares Russell 2000 Value ETF	1,512,582
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,854,261)	4,036,861
		INVESTMENT COMPANIES—4.9%[7]
614,432		Federated Bank Loan Core Fund	6,279,494
25,650		Federated Max-Cap Index Fund, Institutional Shares	394,501
14,494,110	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	14,494,110
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,122,867)	21,168,105
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $422,218,428)[9]	428,728,640
		OTHER ASSETS AND LIABILITIES - NET—1.3%[10]	5,631,270
		TOTAL NET ASSETS—100%	$434,359,910
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $145,038,582, which represented 33.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to ”qualified institutional buyers“ as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the ”Trustees“). At August 31, 2013, these liquid restricted securities amounted to $144,920,754, which represented 33.4% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $422,834,713.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$354,685,312	$60	$354,685,372
Equity Securities:
Common Stock
Domestic	46,512,172[1]	—	793	46,512,965
International	1,530,688	—	—	1,530,688
Preferred Stock
Domestic	—	525,891	—	525,891
Warrants	268,758	—	—	268,758
Exchange-Traded Funds	4,036,861	—	—	4,036,861
Investment Companies[2]	21,168,105	—	—	21,168,105
TOTAL SECURITIES	$73,516,584	$355,211,203	$853	$428,728,640
1	Includes $919,490 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for securities. This transfer represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Period Ended 8/31/2013[1]
Net Asset Value, Beginning of Period	$6.58
Income From Investment Operations:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.01
Less Distributions:
Distributions from net investment income	(0.08)
Redemption Fees	0.00[2]
Net Asset Value, End of Period	$6.51
Total Return[3]	0.16%
Ratios to Average Net Assets:
Net expenses	0.74%[4]
Net investment income	4.73%[4]
Expense waiver/reimbursement[5]	0.26%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,223
Portfolio turnover	18%[6]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended August 31, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2013	Year Ended February 28 or 29,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$6.49	$6.05	$6.11	$5.47	$3.85	$5.56
Income From Investment Operations:
Net investment income	0.17	0.39	0.39	0.39	0.41	0.44
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	0.03	0.32	(0.06)	0.66	1.60	(1.70)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.71	0.33	1.05	2.01	(1.26)
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.39)	(0.41)	(0.39)	(0.45)
Redemption Fees	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Regulatory Settlement Proceeds	—	0.12[2]	—	—	—	—
Net Asset Value, End of Period	$6.52	$6.49	$6.05	$6.11	$5.47	$3.85
Total Return[3]	3.10%	14.18%	5.84%	19.87%	53.93%	(23.80)%
Ratios to Average Net Assets:
Net expenses	0.99%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	5.01%[4]	5.93%	6.42%	6.78%	8.30%	8.92%
Expense waiver/reimbursement[5]	0.24%[4]	0.25%	0.28%	0.29%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$432,137	$363,306	$244,257	$254,077	$196,921	$126,855
Portfolio turnover	18%	37%	50%	50%	37%	20%
1	Represents less than $0.01.
2	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 2.01% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $21,168,105 of investment in affiliated holdings (Note 5) (identified cost $422,218,428)		$428,728,640
Income receivable		6,812,831
Receivable for investments sold		2,053,954
Receivable for shares sold		988,104
Prepaid expenses		673
TOTAL ASSETS		438,584,202
Liabilities:
Payable for investments purchased	$3,053,449
Payable for shares redeemed	999,781
Income distribution payable	86,679
Payable for Directors'/Trustees' fees (Note 5)	216
Payable for shareholder services fee (Note 5)	84,167
TOTAL LIABILITIES		4,224,292
Net assets for 66,595,725 shares outstanding		$434,359,910
Net Assets Consist of:
Paid-in capital		$462,692,641
Net unrealized appreciation of investments		6,510,212
Accumulated net realized loss on investments		(34,609,976)
Distributions in excess of net investment income		(232,967)
TOTAL NET ASSETS		$434,359,910
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,223,295 ÷ 341,347 shares outstanding), no par value, unlimited shares authorized		$6.51
Redemption proceeds per share (98.00/100 of $6.51)		$6.38
Service Shares:
Net asset value per share ($432,136,615 ÷ 66,254,378 shares outstanding), no par value, unlimited shares authorized		$6.52
Redemption proceeds per share (98.00/100 of $6.52)		$6.39
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2013 (unaudited)
Investment Income:
Dividends (including $216,660 received from affiliated holdings (Note 5))		$449,522
Interest		11,346,940
TOTAL INCOME		11,796,462
Expenses:
Investment adviser fee (Note 5)	$1,472,881
Administrative fee (Note 5)	153,249
Custodian fees	14,712
Transfer agent fee	154,462
Directors'/Trustees' fees (Note 5)	3,859
Auditing fees	15,476
Legal fees	3,653
Portfolio accounting fees	61,185
Shareholder services fee (Note 5)	475,484
Account administration fee (Note 2)	7,961
Share registration costs	34,755
Printing and postage	19,844
Insurance premiums (Note 5)	2,361
Miscellaneous (Note 5)	4,906
TOTAL EXPENSES	2,424,788
Waiver/reimbursement of investment adviser fee (Note 5)	(474,111)
Net expenses		1,950,677
Net investment income		9,845,785
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $218,264 on sales of investments in affiliated holdings) (Note 5)		4,054,113
Net change in unrealized appreciation of investments		(3,133,584)
Net realized and unrealized gain on investments		920,529
Change in net assets resulting from operations		$10,766,314
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2013	Year Ended 2/28/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,845,785	$17,404,617
Net realized gain on investments	4,054,113	5,639,319
Net change in unrealized appreciation/depreciation of investments	(3,133,584)	11,527,320
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,766,314	34,571,256
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,919)	—
Service Shares	(10,096,480)	(18,392,986)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,108,399)	(18,392,986)
Share Transactions:
Proceeds from sale of shares	133,701,647	163,295,461
Net asset value of shares issued to shareholders in payment of distributions declared	9,587,097	16,850,731
Cost of shares redeemed	(72,952,406)	(82,539,822)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	70,336,338	97,606,370
Redemption Fees	60,026	67,417
Regulatory Settlement Proceeds
Net increase from regulatory settlement (Note 9)	—	5,197,062
Change in net assets	71,054,279	119,049,119
Net Assets:
Beginning of period	363,305,631	244,256,512
End of period (including undistributed (distributions in excess of) net investment income of $(232,967) and $29,647, respectively)	$434,359,910	$363,305,631
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2013 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e., the obligations are subject to the risk of default).
Effective June 11, 2013, the Fund began offering Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear shareholder services fees and account administration fees unique to that class. For the year ended August 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$7,961
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At August 31, 2013, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$142,885	$117,828
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended[1] 8/31/2013		Year Ended 2/28/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	340,614	$2,247,577	—	$—
Shares issued to shareholders in payment of distributions declared	1,791	11,687	—	—
Shares redeemed	(1,058)	(6,907)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	341,347	$2,252,357	—	$—
	Six Months Ended 8/31/2013		Year Ended 2/28/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,962,592	$131,454,070	26,056,382	$163,295,461
Shares issued to shareholders in payment of distributions declared	1,457,954	9,575,410	2,698,752	16,850,731
Shares redeemed	(11,121,455)	(72,945,499)	(13,187,660)	$(82,539,822)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	10,299,091	$68,083,981	15,567,474	$97,606,370
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,640,438	$70,336,338	15,567,474	$97,606,370
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares and Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program,
Semi-Annual Shareholder Report

will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2013, the redemption fees for the Fund's Institutional Shares and Service Shares amounted to $81 and $59,945, respectively. For the year ended February 28, 2013, the redemption fees for Service Shares amounted to $67,417.
4. FEDERAL TAX INFORMATION
At August 31, 2013, the cost of investments for federal tax purposes was $422,834,713. The net unrealized appreciation of investments for federal tax purposes was $5,893,927. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,169,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,275,334.
At February 28, 2013, the Fund had a capital loss carryforward of $36,801,390 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$3,651,364	NA	$3,651,364
2015	$3,020,106	NA	$3,020,106
2016	$4,060,589	NA	$4,060,589
2017	$7,603,250	NA	$7,603,250
2018	$12,433,579	NA	$12,433,579
2019	$6,032,502	NA	$6,032,502
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2013, the Adviser voluntarily waived $466,028 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended August 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$475,484
For the six months ended August 31, 2013, FSSC received $18,593 of fees paid by the Fund
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2013, the Adviser reimbursed $8,083. Transactions involving the affiliated holdings during the six months ended August 31, 2013, were as follows:
	Federated Bank Loan Core Fund	Federated InterContinental Fund, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Federated Max-Cap Index Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2013	1,175,214	56,906	11,503,820	49,161	12,785,101
Purchases/Additions	176,523	—	59,806,434	301	59,983,258
Sales/Reductions	(737,305)	(56,906)	(56,816,144)	(23,812)	(57,634,167)
Balance of Shares Held 8/31/2013	614,432	—	14,494,110	25,650	15,134,192
Value	$6,279,494	$—	$14,494,110	$394,501	$21,168,105
Dividend Income	$209,500	$—	$2,756	$4,404	$216,660
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2013, were as follows:
Purchases	$124,040,824
Sales	$69,574,853
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2013, there were no outstanding loans. During the six months ended August 31, 2013, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2013, there were no outstanding loans. During the six months ended August 31, 2013, the program was not utilized.
9. regulatory settlement proceeds
On June 12, 2012, the SEC approved the distribution of $5,197,062 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC, of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013 to August 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2013	Ending Account Value 8/31/2013	Expenses Paid During Period
Actual:
Institutional Shares	$1,000	$1,001.60	$1.66[1]
Service Shares	$1,000	$1,031.00	$5.07[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.48	$3.77[1]
Service Shares	$1,000	$1,020.21	$5.04[2]
1	“Actual” expense information for the Fund's Institutional Shares is for the period from June 11, 2013 (date of initial investment) to August 31, 2013. Actual expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by 82/365 (to reflect the period from initial investment to August 31, 2013). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
2	Expenses are equal to the Fund's Service Shares annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated High Yield Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197203
CUSIP 314197104
8092705 (10/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013